Fair value of assets and liabilities - Liability of financial guarantee derivative movements (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair value of assets and liabilities
Balance at the beginning	¥ 130,442,090
Change in fair value of financial guarantee derivative	170,338,993	$ 26,729,905	¥ 163,670,115	¥ 246,371,828
Balance at the end	565,953,269	88,810,418	130,442,090
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)			15,210,557			$ 2,331,120
Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	130,442,090
Balance at the end	565,953,269	88,810,418	130,442,090
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	1,285,566,707		726,883,112		$ 201,733,469
Guarantee liabilities | Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	(171,328,829)	(26,885,232)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	1,927,017,013	302,391,020
Less: Initially estimated net guarantee service fee to be collected	1,827,304,009	286,743,874
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	56,770,655	8,908,555
Change in fair value of financial guarantee derivative	156,483,659	24,555,701
Add: Guarantee service fee received from borrowers	1,985,273,759	311,532,775
Less: Compensation paid to financial institutional cooperators	1,404,475,320	220,392,826
Balance at the end	565,953,269	$ 88,810,418	(171,328,829)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	1,192,450,091				187,121,440
Changes in fair value related to balance outstanding	110,763,906				$ 17,381,274
Guarantee liabilities | Loans Facilitated In 2020
Fair value of assets and liabilities
Balance at the beginning	130,442,090		(171,328,829)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)			527,660,148
Less: Initially estimated net guarantee service fee to be collected			484,555,120
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	3,790,670		(12,675,358)
Change in fair value of financial guarantee derivative	3,790,670		30,429,670
Add: Guarantee service fee received from borrowers	837,446,557		173,018,461
Less: Compensation paid to financial institutional cooperators	669,908,398		73,006,041
Balance at the end			130,442,090	¥ (171,328,829)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)			454,654,107
Changes in fair value related to balance outstanding			¥ 21,496,996
Guarantee liabilities | Loans Facilitated In 2021
Fair value of assets and liabilities
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	1,927,017,013
Less: Initially estimated net guarantee service fee to be collected	1,827,304,009
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	52,979,985
Change in fair value of financial guarantee derivative	152,692,989
Add: Guarantee service fee received from borrowers	1,147,827,202
Less: Compensation paid to financial institutional cooperators	734,566,922
Balance at the end	565,953,269
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	1,192,450,091
Changes in fair value related to balance outstanding	¥ 110,763,906